Other Assets	12 Months Ended
Dec. 31, 2018
Other Assets
OTHER ASSETS
13.	OTHER ASSETS

In June 2016, the Board approved the purchase of the Data repository of DNA from SharDNA (an Italian entity in liquidation) for EUR 258,000, approximately $268,000.

Management recognizes that the transaction is not the purchase of a business but the purchase of key assets owned by SharDNA. These assets are to be owned by Tiziana Life Sciences PLC and will be loaned to its subsidiary Longevia SRL for no extra cost.

No research and development work has been carried out to this date, but Management anticipates that this will commence within the next 12 months.

As there is current legal action pending against the liquidators as to the validity to the sale of the assets, the company is unable to utilize these assets until the legal action is resolved. For this reason, the investment has been recognized as a current asset until such a time that the company is able to use this asset. In the event the company is unable to use the asset as a result of the legal action denoted above, the company will receive their money back.